Auditors' Remuneration (Tables)	12 Months Ended
Jun. 30, 2025
Auditors' Remuneration [Abstract]
Schedule of Audit and Review of Financial Statements
	Years Ended June 30,
	2025	2024	2023

- Audit and review of financial statements (1)	248,000	248,200	246,400
- Other audit services (2)	72,000	95,500	52,000

	320,000	343,700	298,400

1.	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
2.	Included in the balance are amounts related to additional regulatory filings during the 2025 financial year. All services provided are considered audit services for the purpose of SEC classification.